RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
Schedule of transactions between related parties
As of December 31, 2025

	Stockholders with an interest equal or higher than 20% of Grupo Cibest's capital(1)	Directors and senior management	Associates and joint ventures
In millions of COP
Assets
Financial assets investments	3,087	-	49,903
Derivative financial instruments	-	-	7,033
Loans and advances to customers	2,289,836	11,379	211,304
Allowance for loans, advances, and lease losses	(3,494)	(16)	(6,797)
Investment in associates and joint ventures	-	-	3,311,506
Other assets	14,786	20	433,749
Total assets	2,304,215	11,383	4,006,698

Liabilities
Deposits by customers	1,197,768	7,684	148,273
Derivative financial instruments	260	-	54
Other liabilities	2,246	74	77,160
Total liabilities	1,200,274	7,758	225,487

Income
Interest on loans and financial leases	281,048	701	36,819
Valuation on financial instruments	20,761	-	8,571
Fees and commissions income	819,685	55	35,020
Dividends and net income on equity investments	4,057	-	613,583
Derivatives Foreign exchange contracts	89,165	-	18,857
Other operating income	51,596	10	31,098
Net income	1,266,312	766	743,948

Expenses
Interest expenses	86,479	365	5,478
Credit impairment (recovery) charges, net	1,030	5	4,212
Fees and commissions expenses	22,223	-	220,237
Employee benefits(2)	118,554	80	1
Other administrative and general expenses	69,864	2,161	94,386
Total expenses	298,150	2,611	324,314
(1)Includes Grupo Sura conglomerate.
(2)In case of stockholders with an interest equal or higher than 20% of the Cibest Corporate Group capital, this includes the benefits provided to employees for insurance policies; for directors and senior management it corresponds to the benefit of special credit rates for employees.
As of December 31, 2024

	Stockholders with an interest equal or higher than 20% of Grupo Cibest's capital(1)	Directors and senior management	Associates and joint ventures
In millions of COP
Assets
Financial assets investments	1,232	-	49,643
Derivative financial instruments	1,283	729	53
Loans and advances to customers	2,562,324	23,973	294,674
Allowance for loans, advances, and lease losses	(2,759)	(19)	(2,453)
Investment in associates and joint ventures	-	-	2,928,984
Other assets	17,685	16	332,811
Total assets	2,579,765	24,699	3,603,712

Liabilities
Deposits by customers	1,522,278	16,807	242,996
Derivative financial instruments	53,051	183	10,116
Other liabilities	20,044	91	73,838
Total liabilities	1,595,373	17,081	326,950

Income
Interest on loans and financial leases	268,820	1,834	27,177
Valuation on financial instruments	145	-	9,504
Fees and commissions income	750,416	159	18,004
Dividends and net income on equity investments	75	-	30,202
Derivatives Foreign exchange contracts	(68,910)	1,442	(6,797)
Other operating income	43,476	70	47,629
Net income	994,022	3,505	125,719

Expenses
Interest expenses	136,562	876	9,066
Credit impairment (recovery) charges, net	1,566	(29)	2,742
Fees and commissions expenses	477	-	186,384
Employee benefits(2)	105,604	131	-
Other administrative and general expenses	130,571	2,711	77,086
Total expenses	374,780	3,689	275,278
(1)Includes Grupo Sura conglomerate.
(2)In case of stockholders with an interest equal or higher than 20% of the Cibest Corporate Group capital, this includes the benefits provided to employees for insurance policies; for directors and senior management it corresponds to the benefit of special credit rates granted to employees.
As of December 31, 2023

	Stockholders with an interest equal or higher than 20% of Grupo Cibest’s capital(1)	Directors and senior management	Associates and joint ventures
In millions of COP
Assets
Financial assets investments	6,050	-	54,001
Derivative financial instruments	48,747	—	7,297
Loans and advances to customers	1,850,407	22,437	271,676
Allowance for loans, advances and lease losses	(1,455)	(50)	(760)
Investment in associates and joint ventures	-	-	2,997,603
Other assets(2)	17,951	18	271,263
Total assets	1,921,700	22,405	3,601,080

Liabilities
Deposits by customers	1,434,117	16,312	141,853
Derivative financial instruments	14	209	1,068
Other liabilities	23,070	59	70,387
Total liabilities	1,457,201	16,580	213,308

Income
Interest on loans and financial leases	157,451	1,783	27,925
Valuation on financial instruments	97	-	11,998
Fees and commissions income	744,000	98	14,647
Dividends and net income on equity investments(2)	213	-	109,563
Derivatives Foreign exchange contracts	63,060	(218)	27,174
Other operating income	48,531	9	9,806
Net income	1,013,352	1,672	201,113

Expenses
Interest expenses	181,085	1,038	8,261
Credit impairment (recovery) charges, net	(8,307)	4	(1,193)
Fees and commissions expenses	590	-	152,563
Employee benefits(3)	89,199	93	-
Other administrative and general expenses	159,184	2,492	23,644
Total expenses	421,751	3,627	183,275
(1)Includes Grupo Sura conglomerate.
(2)Includes impairment of associates and joint ventures mainly in Tuya S.A.
(3)In case of stockholders with an interest equal or higher than 20% of Cibest Corporate Group’s capital, includes the benefit provided to employees for insurance policies and for directors and senior management corresponds to the benefit of special credit rates granted to employees.